LEASES (Schedule of Lease Liabilities) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
DisclosureOfQuantitativeInformationAboutLeaseLiabilitiesLineItems [Line Items]
Balance at beginning year	$ 1,878
Additions during year	172
Deletions during year	(25)
Interest expense during year	330
Exchange differences during year	154
Payments during year	(545)
Balance at end of year	1,964
Property [member]
DisclosureOfQuantitativeInformationAboutLeaseLiabilitiesLineItems [Line Items]
Balance at beginning year	1,552
Additions during year
Deletions during year
Interest expense during year	257
Exchange differences during year	127
Payments during year	(272)
Balance at end of year	1,664
Motor vehicles [member]
DisclosureOfQuantitativeInformationAboutLeaseLiabilitiesLineItems [Line Items]
Balance at beginning year	326
Additions during year	172
Deletions during year	(25)
Interest expense during year	73
Exchange differences during year	27
Payments during year	(273)
Balance at end of year	$ 300